Expense Example, No Redemption (Vanguard Morgan Growth Fund, USD $)	12 Months Ended
Sep. 30, 2012
Vanguard Morgan Growth Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	$ 41
3 YEAR	128
5 YEAR	224
10 YEAR	505
Vanguard Morgan Growth Fund - Admiral Shares
Expense Example, No Redemption:
1 YEAR	27
3 YEAR	84
5 YEAR	146
10 YEAR	$ 331